Cover	Sep. 17, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2021
Entity File Number	001-40074
Entity Registrant Name	PATHFINDER ACQUISITION CORPORATION
Entity Central Index Key	0001839132
Entity Tax Identification Number	98-1575384
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1950 University Avenue
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	321-4910
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	PFDRU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PFDR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PFDRW
Security Exchange Name	NASDAQ